Goldman Sachs U.S. Large Cap Buffer 3 ETF Investment Risks - Inst [Member] - Goldman Sachs U.S. Large Cap Buffer 3 ETF	Aug. 31, 2025
Absence of Regulation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Absence of Regulation Risk. The Fund engages in over-the-counter (“OTC”) transactions, which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets (in which option contracts and certain options on swaps are generally traded) than of transactions entered into on organized exchanges.
Buffered Loss Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide buffered protection against losses if the value of the Underlying ETF decreases over an Outcome Period in excess of the Initial Loss. In the event an investor purchases shares after the commencement of the Outcome Period or sells shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Buffer that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment. The Buffer is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.
Capped Upside Return Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Capped Upside Return Risk. The Fund’s strategy seeks to provide returns only up to the Cap over an Outcome Period before Fund fees and expenses. In the event that the value of the Underlying ETF increases in excess of the Cap during an Outcome Period, the Fund will not participate in those gains beyond the Cap for that Outcome Period. In the event an investor purchases shares after the commencement of an Outcome Period and the Fund has risen in value to a level near the Cap, there will likely be little or no ability for that investor to experience investment gains for the remainder of that Outcome Period. A new Cap is established on or before the first day of each Outcome Period and is dependent on prevailing market conditions. Accordingly, the Cap may increase or decrease from one Outcome Period to the next. The Cap is based on the market costs associated with a series of Options (or other derivatives) that are purchased and sold in order to seek to obtain the relevant market exposure, the Buffer and Deep Downside Protection. The market conditions and other factors that influence the Cap can include, but are not limited to, interest rate levels, the volatility of the Underlying ETF, and relationship of put and calls on the underlying Options. Depending on those factors, it is possible that the Cap will limit the Fund’s return during an Outcome Period to a level substantially less than an investor might expect from another comparable equity product that does not employ a Cap, the Buffer and Deep Downside Protection. The Cap may decrease from one Outcome Period to the next. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.
Cash Transactions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect its creations and redemptions primarily for cash, rather than primarily for in-kind securities. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF that generally is able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Many of the protections afforded to cleared transactions, such as the security afforded by transacting through a clearing house, might not be available in connection with OTC transactions. Therefore, in those instances in which the Fund enters into uncleared OTC transactions, the Fund will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Fund will sustain losses.
Deep Downside Protection Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Deep Downside Protection Risk. There can be no guarantee that the Fund will be successful in its strategy to provide Deep Downside Protection against losses if the value of the Underlying ETF decreases over an Outcome Period. In the event an investor purchases shares after the commencement of the Outcome Period or sells shares prior to the end of the Outcome Period, the investor may not experience the full effect of the Deep Downside Protection that the Fund seeks to provide. The Fund does not provide principal protection and an investor may experience significant losses on their investment, including the loss of their entire investment despite the Deep Downside Protection. The Deep Downside Protection is not guaranteed and may not be achieved. Please refer to the Fund’s website, which provides the latest information on a daily basis throughout the Outcome Period.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund's use of options (including FLEX Options), futures, credit default swaps, total return swaps and other derivative instruments may result in losses, including due to adverse market movements. These instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund and may expire worthless. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
FLEX Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	FLEX Options Risk. The Fund utilizes FLEX Options guaranteed for settlement by the Options Clearing Corporation (the “OCC”), and bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts, which is a form of counterparty risk. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In a less liquid market, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices (and may have to pay a premium or accept a discounted price). The Fund may experience substantial downside from certain FLEX Option positions, and FLEX Option positions may expire worthless. The value of the FLEX Options will be affected by, among other things, changes in the value of the Underlying ETF, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF's share price and the remaining time until the FLEX Options expire. The value of FLEX Options does not increase or decrease at the same rate as the Underlying ETF's share price (although they generally move in the same direction).
Investment Objective and Outcomes Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Objective and Outcomes Risk. There is no guarantee that the Fund will be successful in its attempt to achieve its investment objective and/or its strategy to provide buffered protection against losses. An investor could lose some or all of their investment in the Fund. Certain circumstances under which the Fund might not achieve its objective and/or its strategy to provide buffered protection against losses include, but are not limited to: (i) if the Fund disposes of FLEX Options; (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio; (iii) significant accrual of Fund expenses in connection with effecting the Fund’s investment strategy; (iv) losses resulting from the investment strategy; or (v) adverse tax law changes affecting the treatment of FLEX Options.
Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX Exchange, Inc. (the “Exchange”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leverage Risk. Borrowing and the use of derivatives may result in leverage and may increase market exposure and make the Fund more volatile. The use of leverage may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet margin/collateral requirements when it may not be advantageous to do so. The use of leverage by the Fund can substantially increase the Fund's investment risks and cause losses to be realized more quickly.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund may invest in securities or instruments that trade in lower volumes and may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Also, the Fund may make investments that are illiquid. Investments that are illiquid or that trade in lower volumes may be more difficult to value. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders (including seed investors) may have a negative impact on the Fund’s liquidity. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk. A strategy used by the Investment Adviser may fail to produce the intended results.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The NAV of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate, in some cases significantly, in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. The securities held by the Fund may be traded in markets that close at a different time than the stock exchange on which the Fund’s Shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares’ NAV may widen.
Option Writing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Option Writing Risk. Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments. Writing (selling) options is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments.
Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Other Investment Companies Risk. By investing in other investment companies (including ETFs) indirectly through the Fund, investors will incur a proportionate share of the expenses of the other investment companies held by the Fund (including operating costs and investment management fees) in addition to the fees regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Outcome Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Outcome Period Risk. The Fund’s investment strategy is designed to deliver returns that match the Underlying ETF, subject to the Buffer, Deep Downside Protection and Cap, only if shares are bought by the first day of the Outcome Period and held until the end of the Outcome Period. If an investor purchases or sells shares during the Outcome Period, the returns realized by the investor will not match those that the Fund seeks to achieve. In addition, the Cap may change from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods. Moreover, the Fund’s returns will be reduced by Fund fees and expenses as well as any brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses incurred by the Fund throughout an Outcome Period. Accordingly, the maximum performance of the Fund over an Outcome Period is expected to be lower than the Cap by these fees and expenses and the performance of the Fund over an Outcome period will be reduced by these fees and expenses in addition to losses beyond the Buffer up to the Deep Downside Protection.
Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the technology sector), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.
Seed Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Seed Investor Risk. GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s shares.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swaps Risk. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. Tracking error is the divergence of the Underlying ETF’s performance from that of the Underlying ETF’s Index. The performance of the Underlying ETF may diverge from that of the Underlying ETF’s Index for a number of reasons. Tracking error may occur because of transaction costs, the Underlying ETF’s holding of cash, differences in accrual of dividends, changes to the Underlying ETF’s Index or the need to meet new or existing regulatory requirements. Unlike the Underlying ETF, the returns of the Underlying ETF’s Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The performance of the Fund (without regard to the Buffer, Deep Downside Protection or Cap) may diverge from that of the Underlying ETF for a number of reasons, including Fund fees and expenses.
US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.